Bank Owned Life Insurance	12 Months Ended
Mar. 31, 2012
Bank Owned Life Insurance:
Bank Owned Life Insurance

(18)	Bank Owned Life Insurance

The cash value of the life insurance policies are recorded as a separate line item in the accompanying balance sheets at $10.8 million, $10.4 million and $10.0 million at March 31, 2012, 2011 and 2010, respectively.  The insurance provides key person life insurance on certain officers of the Company.  The earnings-portion of the insurance policies grows tax deferred and helps offset the cost of the Company’s benefits programs.  The Company recorded earnings of $420,000, $415,000 and $360,000 for the growth in the cash value of life insurance during the years ended March 31, 2012, 2011 and 2010, respectively.